Minimum Capital Restoration Requirements (Detail)	Dec. 31, 2011
Regulatory Requirements [Line Items]
Well capitalized Capital to Risk Weighted Assets Total	10.00%
Adequately capitalized Capital to Risk Weighted Assets Total	8.00%
Undercapitalized Capital to Risk Weighted Assets Total	6.00%
Well capitalized Capital to Risk Weighted Assets Tier 1	6.00%
Adequately capitalized Capital to Risk Weighted Assets Tier 1	4.00%
Undercapitalized Capital to Risk Weighted Assets Tier 1	3.00%
Well capitalized Tier 1 Capital to Average Assets	5.00%
Adequately capitalized Tier 1 Capital to Average Assets	4.00%
Undercapitalized Tier 1 Capital to Average Assets	3.00%